780 NORTH WATER STREET MILWAUKEE, WISCONSIN 53202-3590 Tel 414-273-3500 Fax 414-273-5198 www.GKLAW.COM

December 31, 2012

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:

Marshall Funds, Inc. d/b/a BMO Funds
(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

On behalf of Marshall Funds, Inc. d/b/a BMO Funds (the “Company”), in lieu of filing the form of Prospectus and Statement of Additional Information for the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 81 to the Company’s Registration Statement on Form N-1A.  Post-Effective Amendment No. 81 was filed electronically via EDGAR on December 27, 2012.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Laura A. Hawkins

Laura A. Hawkins

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, AND WASHINGTON DC

GODFREY & KAHN IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS